INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,082	$ 1,162	$ 1,179
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,207	1,265
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(59)	(55)
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (66)	$ (48)